SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2025
SHARE CAPITAL AND SHARE BASED PAYMENTS
Schedule of continuity of stock options
	Underlying Shares	Weighted Average Exercise Price (C$)
Stock options outstanding, January 1, 2024	6,666,000	$1.27
Granted	2,500,000	$0.78
Exercised	(1,301,000)	$1.04
Cancelled / Forfeited	(190,000)	$1.26
Stock options outstanding, December 31, 2024	7,675,000	$1.15
Granted	2,547,000	$2.24
Exercised	(4,251,000)	$1.32
Expired	(100,000)	$1.64
Stock options outstanding, December 31, 2025	5,871,000	$1.50
Stock options exercisable, December 31, 2025	5,196,750	$1.38

Schedule of stock options outsanding and exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
March 25, 2027	$1.20	262,500	1.23	262,500	1.23
March 29, 2028	$1.12	1,560,000	2.24	1,560,000	2.24
March 25, 2029	$0.78	1,624,000	3.23	1,624,000	3.23
April 9, 2030	$2.11	2,274,500	4.27	1,675,250	4.27
May 27, 2030	$4.38	150,000	4.41	75,000	4.41
		5,871,000	3.31	5,196,750	3.19

Schedule of fair value of black-scholes model
	December 31, 2025	December 31, 2024
Weighted average assumptions:
Risk-free interest rate	2.80%	3.51%
Expected dividend yield	0%	0%
Expected life (years)	5	5
Expected stock price volatility	60.28%	60.73%
Expected forfeiture rate	13%	15%
Weighted average fair value	C$1.06	C$0.43

Schedule of continuity restricted share unit
	Underlying Shares	Weighted Average Price (C$)
RSUs outstanding, January 1, 2024	2,994,709	$1.03
Granted	1,881,000	$1.02
Exercised	(1,197,709)	$1.15
Cancelled / Forfeited	(137,132)	$1.08
RSUs outstanding, December 31, 2024	3,540,868	$1.08
Granted	1,547,715	$2.50
Exercised	(1,308,296)	$1.10
Cancelled / Forfeited	(443,572)	$1.11
RSUs outstanding, December 31, 2025	3,336,715	$1.72

Schedule of summarizes information about the RSUs outstanding
Issuance Date	Price (C$)	Number of RSUs Outstanding
March 29, 2023	$1.12	560,000
July 10, 2023	$0.94	25,000
April 1, 2024	$1.02	1,204,000
April 9, 2025	$2.41	1,476,000
May 27, 2025	$4.38	71,715
		3,336,715

Schedule of basic earnings per share and diluted earnings per share
	2025	2024
Net income for the period	$26,643	$8,100
Basic weighted average number of shares outstanding	147,721,818	134,599,532
Effect of dilutive share options, warrants, and RSUs (‘000)	10,089,458	6,732,332
Diluted weighted average number of shares outstanding	157,811,276	141,331,864
Basic income per share	$0.18	$0.06
Diluted income per share	$0.17	$0.06